PROPERTY, PLANT AND EQUIPMENT - Right of Use Assets (Details) € in Millions	6 Months Ended
Jun. 30, 2022 EUR (€)
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	€ 1,948
Additions	102
Depreciation expense	(131)
Transfer and other changes	0
Effect of changes in foreign exchange rates	77
Ending balance	1,994
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	3,824
Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	(1,830)
Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	374
Additions	5
Depreciation expense	(14)
Transfer and other changes	11
Effect of changes in foreign exchange rates	10
Ending balance	385
Buildings | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	628
Buildings | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	(243)
Machinery and Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,411
Additions	30
Depreciation expense	(110)
Transfer and other changes	26
Effect of changes in foreign exchange rates	60
Ending balance	1,416
Machinery and Equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	2,923
Machinery and Equipment | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	(1,507)
Other
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	15
Additions	3
Depreciation expense	(6)
Transfer and other changes	3
Effect of changes in foreign exchange rates	1
Ending balance	16
Other | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	63
Other | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	(47)
Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	174
Additions	7
Depreciation expense	(16)
Transfer and other changes	0
Effect of changes in foreign exchange rates	4
Ending balance	169
Right-of-use assets | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	308
Right-of-use assets | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	(139)
Right-of-use assets | Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	108
Additions	4
Depreciation expense	(6)
Transfer and other changes	0
Effect of changes in foreign exchange rates	2
Ending balance	108
Right-of-use assets | Buildings | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	157
Right-of-use assets | Buildings | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	(49)
Right-of-use assets | Machinery and Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	65
Additions	3
Depreciation expense	(10)
Transfer and other changes	0
Effect of changes in foreign exchange rates	2
Ending balance	60
Right-of-use assets | Machinery and Equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	148
Right-of-use assets | Machinery and Equipment | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	(88)
Right-of-use assets | Other
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1
Additions	0
Depreciation expense	0
Transfer and other changes	0
Effect of changes in foreign exchange rates	0
Ending balance	1
Right-of-use assets | Other | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	3
Right-of-use assets | Other | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	€ (2)